INTANGIBLE ASSETS, NET (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
INTANGIBLE ASSETS, NET
Balance on beginning period	R$ 4,992,176	R$ 785,493
Additions	9,390	27,664
Amortizations	(212,194)	(15,570)
Write-offs	(3)	(3)
Transfers	11,843	1,200
Balance on ending period	4,801,212	798,784
Related to the Concession - Generation
INTANGIBLE ASSETS, NET
Balance on beginning period	4,472,844	428,861
Additions	859	5,209
Amortizations	(208,225)	(3,805)
Transfers	4,078
Balance on ending period	4,269,556	430,265
Related to the Concession - Generation | Accumulated depreciation
INTANGIBLE ASSETS, NET
Balance on beginning period	(281,247)	(15,697)
Amortizations	(208,225)	(3,805)
Transfers	4,078
Balance on ending period	(485,394)	(19,502)
Related to the Concession - Generation | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period	(1,021)	(872)
Balance on ending period	(1,021)	(872)
Related to the Concession - Generation | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period	4,424,231	405,153
Additions	20	5,209
Amortizations	(208,225)	(3,805)
Transfers	4,078
Balance on ending period	4,220,104	406,557
Related to the Concession - Generation | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	306,067	287,179
Additions	20	5,209
Balance on ending period	306,087	292,388
Related to the Concession - Generation | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period	48,613	23,708
Additions	839
Balance on ending period	49,452	23,708
Related to the Concession - Generation | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	48,613	23,708
Additions	839
Balance on ending period	49,452	23,708
Related to the Concession - Generation | Renegotiation of Hydrological Risk
INTANGIBLE ASSETS, NET
Balance on beginning period	4,400,432	134,543
Balance on ending period	4,400,432	134,543
Transmission
INTANGIBLE ASSETS, NET
Balance on beginning period	2,092	2,092
Balance on ending period	2,092	2,092
Transmission | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	791	791
Balance on ending period	791	791
Transmission | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	1,301	1,301
Balance on ending period	1,301	1,301
Management
INTANGIBLE ASSETS, NET
Balance on beginning period	517,240	354,540
Additions	8,531	22,455
Amortizations	(3,969)	(11,765)
Write-offs	(3)	(3)
Transfers	7,765	1,200
Balance on ending period	529,564	366,427
Management | Accumulated depreciation
INTANGIBLE ASSETS, NET
Balance on beginning period	(707,409)	(702,732)
Amortizations	(3,969)	(11,765)
Transfers	7,765	(240)
Balance on ending period	(703,613)	(714,737)
Management | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period	(69,071)	(316,288)
Balance on ending period	(69,071)	(316,288)
Management | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period	138,221	8,658
Additions	243	6,896
Amortizations	(3,969)	(11,765)
Write-offs	(3)	(3)
Transfers	7,765	1,685
Balance on ending period	142,257	5,471
Management | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	914,701	1,027,678
Additions	243	6,896
Write-offs	(3)	(3)
Transfers		1,925
Balance on ending period	914,941	1,036,496
Management | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period	379,019	345,882
Additions	8,288	15,559
Transfers		(485)
Balance on ending period	387,307	360,956
Management | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	379,019	345,882
Additions	8,288	15,559
Transfers		(485)
Balance on ending period	R$ 387,307	R$ 360,956